Document and Entity Information	Oct. 11, 2016
Prospectus:
Document Type	497
Document Period End Date	Oct. 11, 2016
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Oct. 11, 2016
Document Effective Date	Oct. 11, 2016
Prospectus Date	Aug. 28, 2016
Nuance Mid Cap Value Fund | Institutional Class
Prospectus:
Trading Symbol	NMVLX
Nuance Mid Cap Value Fund | Investor Class
Prospectus:
Trading Symbol	NMAVX